Note 1 - Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Property, Plant, and Equipment, Estimated Useful Life [Table Text Block]
Leasehold improvements.........................................	10 years or lease term if shorter
Equipment..............................................................	3-10 years
Furniture, fixtures, fittings and other .....................	2-10 years

Amortizable Intangible Assets, Useful Life [Table Text Block]
Patents....................................................................	5 years
SAP Licenses........................................................	10 years
Other Licenses......................................................	5 years
Trade name and trademark .....................................	7 years

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	06-30-2018 (1)	12-31-2017
Weighted-average expected life (years)	-	6.25
Expected volatility rates	-	57.4%
Expected dividend yield	-	—
Risk-free interest rate	-	0.02%
Weighted-average exercise price (€)	-	2.39
Weighted-average fair value of options granted during the year (€)	-	1.29